Business segments - Contribution of Segments to Overall Profitability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total fee and other revenue	$ 15,136	$ 14,307	$ 13,352
Net interest income (expense)	4,944	4,312	4,345
Total revenue	20,080	18,619	17,697
Provision for credit losses	(32)	70	119
Net income (loss) attributable to noncontrolling interests	34	13	2
Operating segments
Segment Reporting Information [Line Items]
Total fee and other revenue	15,102	14,294	13,350
Net interest income (expense)	4,944	4,312	4,345
Total revenue	20,046	18,606	17,695
Provision for credit losses	(32)	70	119
Noninterest expense	13,054	12,701	13,295
Income (loss) before income taxes	$ 7,024	$ 5,835	$ 4,281
Pre-tax operating margin	35.00%	31.00%	24.00%
Average assets	$ 435,891	$ 413,334	$ 406,742
Operating segments | Securities Services
Segment Reporting Information [Line Items]
Total fee and other revenue	7,020	6,448	6,029
Net interest income (expense)	2,710	2,468	2,569
Total revenue	9,730	8,916	8,598
Provision for credit losses	(21)	38	99
Noninterest expense	6,532	6,314	6,358
Income (loss) before income taxes	$ 3,219	$ 2,564	$ 2,141
Pre-tax operating margin	33.00%	29.00%	25.00%
Average assets	$ 204,077	$ 196,740	$ 197,434
Operating segments | Market and Wealth Services
Segment Reporting Information [Line Items]
Total fee and other revenue	4,904	4,535	4,160
Net interest income (expense)	2,096	1,729	1,710
Total revenue	7,000	6,264	5,870
Provision for credit losses	(12)	19	41
Noninterest expense	3,588	3,353	3,205
Income (loss) before income taxes	$ 3,424	$ 2,892	$ 2,624
Pre-tax operating margin	49.00%	46.00%	45.00%
Average assets	$ 136,561	$ 124,448	$ 131,383
Operating segments | Investment and Wealth Management
Segment Reporting Information [Line Items]
Total fee and other revenue	3,084	3,213	2,987
Net interest income (expense)	174	176	168
Total revenue	3,258	3,389	3,155
Provision for credit losses	5	4	(4)
Noninterest expense	2,710	2,780	2,776
Income (loss) before income taxes	$ 543	$ 605	$ 383
Pre-tax operating margin	17.00%	18.00%	12.00%
Average assets	$ 26,930	$ 26,385	$ 26,714
Net income (loss) attributable to noncontrolling interests	34	13	2
Operating segments | Other
Segment Reporting Information [Line Items]
Total fee and other revenue	94	98	174
Net interest income (expense)	(36)	(61)	(102)
Total revenue	58	37	72
Provision for credit losses	(4)	9	(17)
Noninterest expense	224	254	956
Income (loss) before income taxes	(162)	(226)	(867)
Average assets	$ 68,323	$ 65,761	$ 51,211